Retirement And Other Benefit Plans (Schedule Of Reconciliation Of Benefit Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Net benefit obligation at beginning of year	$ 97.1	$ 83.2
Service cost	0.1	0.1	0.1
Interest cost	3.6	3.8	3.9
Actuarial (gain) loss	(9.7)	13.4
Settlements	(0.3)	0
Gross benefits paid	(3.6)	(3.4)
Net benefit obligation at end of year	$ 87.2	$ 97.1	$ 83.2